Note 10 - Equity Method Investments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]

10. Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

Entity	Vessel	Participation % December 31, 2022	Date Established /Acquired

Steadman Maritime Co.	-	49%	July 1, 2013
Marchant Maritime Co. (*)	-	-	-
Horton Maritime Co. (*)	-	-	-
Smales Maritime Co. (**)	-	-	-
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

(*) Dissolved on June 24, 2021

(**) Dissolved on August 16, 2022

During the year ended December 31, 2022, the Company received, in the form of a special dividend, $1,128 from Steadman Maritime Co.

During the year ended December 31, 2021, Steadman Maritime Co. sold its vessel Ensenada and provided a special dividend to the Company amounting to $15,190. On March 22, 2021, March 24, 2021 and March 29, 2021, the Company entered into three share purchase agreements to acquire the ownership interest (in the range of 51% to 75%) held by funds managed and/or advised by York in five jointly-owned companies, namely Ainsley Maritime Co. and Ambrose Maritime Co., Hyde Maritime Co. and Skerrett Maritime Co. and Kemp Maritime Co., which had been formed pursuant to the Framework Deed. At the date of the acquisition, the aggregate net value of assets and liabilities transferred to the Company amounted to $141,040. Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration over proportionate cost of the net asset values acquired was proportionally allocated on a relative fair value basis to the net identifiable assets acquired (that is to the vessels and related time charters (Note 13)).

For the years ended December 31, 2020, 2021 and 2022, the Company recorded net income of $16,195, $12,859 and $2,296, respectively, from equity method investments, which is separately reflected as Income from equity method investments in the accompanying consolidated statements of operations.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2021	December 31, 2022
Current assets	$12,468	$11,697
Non-current assets	92,770	91,471
Total assets	$105,238	$103,168

Current liabilities	$6,576	$7,472
Non-current liabilities	58,110	52,760
Total liabilities	$64,686	$60,232

	For the years ended December 31,
	2020	2021	2022
Voyage revenue	$96,533	$43,088	$23,789
Net income	$39,433	$27,617	$4,686